COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2026
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing global conflicts in the Middle East, Europe, and Latin America. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

On July 4, 2025, the U.S. government enacted tax reform, commonly referred to as the One Big Beautiful Bill Act (“OBBB”). OBBB amends U.S. tax law, including provisions related to bonus depreciation, interest expense limitation, research and development, global intangible low-taxed income, foreign derived intangible income and base erosion and anti-abuse tax. The Company evaluated the provisions of the OBBB and determined that adoption of the new law did not have a material impact on its unaudited condensed financial statements or related disclosures.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Registration Rights

The holders of the founder shares (and the Class A ordinary shares issuable upon conversion of the founder shares), Private Placement Warrants (and the Class A ordinary shares underlying such Private Placement Warrants), and private placement equivalent-warrants that may be issued upon conversion of the Working Capital Loans have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination pursuant to a registration rights agreement signed on May 1, 2025, the effective date of the registration statements for the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Notwithstanding anything to the contrary, Cantor may only make a demand on one occasion and only during the five-year period beginning from the commencement of sales in the Initial Public Offering. In addition, Cantor may participate in a “piggy-back” registration only during the seven-year period beginning from the commencement of sales in the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from May 1, 2025, the effective date of the registration statements for the Initial Public Offering, to purchase up to an additional 3,600,000 Units to cover over-allotments, if any, at the Initial Public Offering price less underwriting discounts and commissions. On May 2, 2025, the underwriters fully exercised their over-allotment option, closing on the 3,600,000 additional Units simultaneously with the Initial Public Offering.

The underwriters were entitled to a cash underwriting discount of $4,800,000, which was paid in cash to the underwriters at the closing of the Initial Public Offering.

Additionally, the underwriters are entitled to a deferred underwriting discount of 4.50% of the gross proceeds of the Initial Public Offering held in the Trust Account, other than the gross proceeds from Units sold pursuant to the underwriters’ over-allotment option, and 6.50% of the gross proceeds from Units sold pursuant to the underwriters’ over-allotment option, or $13,140,000 in the aggregate upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On December 17, 2025, the Company entered into a Fee Modification Agreement with Cantor in connection with its contemplated business combination with Factorial Inc., pursuant to which Cantor agreed to modify the previously agreed $13,140,000 deferred underwriting commission. If the business combination with Factorial Inc. is consummated, the Company (or the target or successor) will pay Cantor a non-refundable modified deferred fee payable at closing equal to $3.75 million plus amounts based on the value of public shares not redeemed in the transaction, subject to an aggregate cap of $13.0 million.

Business Combination Agreement

On December 17, 2025, the Company, Fenway MS, Inc., a Delaware corporation (“Merger Sub”), and Factorial Inc., a Delaware corporation (“Factorial”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement and the transactions contemplated thereby (the “Business Combination”) were unanimously approved by the boards of directors and special committees comprised of independent and disinterested members of the boards of directors of each of the Company and Factorial. The Business

Combination is expected to close in mid-2026, following the receipt of the requisite approvals of the Company’s shareholders and Factorial stockholders and the fulfillment of other customary closing conditions.

Amendment to Business Combination Agreement

On March 26, 2026, the Company, Merger Sub and Factorial entered into an Amendment to the Business Combination Agreement (the “BCA Amendment”). The BCA Amendment, among other things, (A) amends the sixth paragraph of the Preamble and inserts a new clause (a) into Section 2.1 of the Business Combination Agreement to provide that the redemption of the Company’s shares in connection with the Closing of the Business Combination (the “Shareholder Redemption”) shall occur at least one day prior to the Domestication, thereby clarifying the timing and sequencing of the Shareholder Redemption relative to the Domestication; (B) amends certain definitions, including the definition of “Ancillary Documents” to remove references to the “CGC Private Warrant Exchange Agreement”, the definition of “Company Convertible Notes” to mean any convertible note or other equity-linked debt instrument convertible into Equity Securities of the Company or any of its subsidiaries outstanding as of the Merger Effective Time; (C) amends clause (b)(iii) of Section 5.8 of the Business Combination Agreement to bifurcate the previously singular “Nasdaq Proposal” into two distinct proposals to be submitted to the Company’s shareholders for approval: (i) the adoption and approval of the issuance of shares in connection with the transactions contemplated by the Business Combination Agreement and (ii) the adoption and approval of the issuance of shares in connection with the PIPE Financing (as defined below), and consequently update the definition of “Nasdaq Proposal” to read “Nasdaq Proposals;” and (D) amend and restate Sections 5.21 and 5.22 of the Business Combination Agreement to remove the provisions related to an exchange of the Company’s Public Warrants and Private Placement Warrants (the “Warrant Exchange”).

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, Sponsor and Factorial entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor, as a holder of the Company’s Class B ordinary shares (the “Sponsor Shares”), has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the Business Combination, (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Class B ordinary shares (whether resulting from the transactions contemplated by the Business Combination Agreement or otherwise), (iii) be bound by certain other covenants and agreements related to the Business Combination, (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Business Combination, (v) be subject to certain transfer restrictions provided in the bylaws to of New Factorial become effective at the closing of the Business Combination, and (vi) waive redemption rights with respect to the Sponsor Shares, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

On March 26, 2026, Sponsor and Factorial entered into an Amendment to the Sponsor Support Agreement (the “SSA Amendment”). The SSA Amendment (a) deletes the provision in Section 1 of the Sponsor Support Agreement that required the Sponsor, until the closing of the Business Combination or the earlier termination of the Business Combination Agreement, to cause all of its Private Placement Warrants to be present for quorum purposes at any meeting or written consent of the Company warrant holders and to vote or consent such warrants in favor of the warrant agreement amendment contemplated by the Warrant Exchange; and (b) amends and restates Section 2 of the Sponsor Support Agreement in its entirety to read “[Reserved.],” thereby removing the provisions relating to the Warrant Exchange.

PIPE Financing

Concurrently with the execution of the Business Combination Agreement, the Company entered into a Stock Purchase Agreement (the “Sponsor Stock Purchase Agreement”) with an affiliate of the Sponsor (the “Sponsor Investor”) and a Stock Purchase Agreement (the “Institutional Investor Stock Purchase Agreement,” and together with the Sponsor Stock Purchase Agreement, “Investor Stock Purchase Agreements”) with a certain institutional investor (the “Institutional Investor,” and together with the Sponsor Investor, the “PIPE Investors”).

Pursuant to the Investor Stock Purchase Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, at the closing of the Business Combination, an aggregate of 9,927,184 shares of New Factorial Series A Common Stock, at an average subscription price of $10.08 per share (assuming a Redemption Price (as defined in the Company’s certificate of incorporation) of $10.30 per share) for aggregate gross proceeds of $100,000,000 (the “PIPE Financing”). The Institutional Investor subscribed for 7,500,000 shares of New Factorial Series A Common Stock at a subscription price of $10.00 per share, and the Sponsor Investor subscribed for 2,427,184 shares of New Factorial Series A Common Stock (assuming a Redemption Price of $10.30 per share) at a subscription price equal to the Redemption Price. Pursuant to the Investor Stock Purchase Agreements, the Sponsor will transfer at the closing of the Business Combination (which transfer may be indirectly through forfeiture and reissuance) an aggregate of 750,000 shares of New Factorial Series A Common Stock to the Institutional Investor and 250,000 shares of New Factorial Series A Common Stock to the Sponsor Investor. The average subscription prices are $9.09 per share and $9.34 per share for the Institutional Investor and the Sponsor Investor, respectively, assuming a Redemption Price of $10.30 per share and taking into account the foregoing transfers from the Sponsor.

Registration Rights Agreement

In connection with the closing of the Business Combination, New Factorial (the resulting post-Closing entity, “New Factorial”), Sponsor, Cantor and certain stockholders of Factorial will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, among other things, New Factorial will agree that, within 30 calendar days following the closing of the Business Combination, New Factorial will file with the SEC (at New Factorial’s sole cost and expense) a registration statement registering the resale of certain shares of New Factorial Series A Common Stock held by or issuable to the parties thereto (the “Resale Registration Statement”), and New Factorial will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof. Such holders will be entitled to customary piggyback registration rights and demand registration rights, including underwritten demands.